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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sirios Capital Management, L.P.
                 -------------------------------
   Address:      One International Place
                 -------------------------------
                 Boston, MA  02110-2649
                 -------------------------------

Form 13F File Number:  028-05369
                           ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Sirios Associates, L.L.C.
         -------------------------------------
Title:   John F. Brennan, Jr., Managing Member
         -------------------------------------
Phone:   (617) 598-5100
         -------------------------------------

Signature, Place, and Date of Signing:

   /s/ John F. Brennan, Jr.           Boston, MA          5/13/2009
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         1
                                        --------------------

Form 13F Information Table Entry Total:                   31
                                        --------------------

Form 13F Information Table Value Total:            $ 677,793
                                        --------------------
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.      Form 13F File Number           Name

    01       028-05371                      John F. Brennan, Jr.
    ------       -----------------          ---------------------------------


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                                 FORM 13F INFORMATION TABLE

           ITEM 1                 ITEM 2     ITEM 3     ITEM 4              ITEM 5         ITEM 6   ITEM 7         ITEM 8
-------------------------------  ---------  ---------  --------    ---------------------   -------  ------    ----------------
                                                                                                              VOTING AUTHORITY
                                 TITLE OF               VALUE     SH/PRN             PUT/  INVSTMT  OTHER
           ISSUER                 CLASS         CUSIP  (x1000)    AMOUNT    SH/ PRN  CALL  DISCRTN  MGRS    SOLE   SHARED    NONE
ALLEGHENY ENERGY INC             COMMON     017361106    76,701  3,310,356    SH           OTHER      01      0   3,310,356    0
ALLERGAN INC                     COMMON     018490102    18,321    383,600    SH           OTHER      01      0     383,600    0
APPLE INC                        COMMON     037833100    13,274    126,270    SH           OTHER      01      0     126,270    0
BERKSHIRE HATHAWAY INC           CL A       084670108    32,079        370    SH           OTHER      01      0         370    0
BLACK & DECKER CORP              COMMON     091797100    10,071    319,120    SH           OTHER      01      0     319,120    0
BOSTON SCIENTIFIC CORP           COMMON     101137107    39,039  4,910,587    SH           OTHER      01      0   4,910,587    0
COLGATE PALMOLIVE CO             COMMON     194162103       247      4,180    SH           OTHER      01      0       4,180    0
                                 SBI CONS
SELECT SECTOR SPDR TR            DISCR      81369Y407    39,593  2,014,893    SH           OTHER      01      0   2,014,893    0
DIANA SHIPPING INC               COMMON     Y2066G104     1,138     96,540    SH           OTHER      01      0      96,540    0
FAMILY DOLLAR STORES INC         COMMON     307000109     6,078    182,130    SH           OTHER      01      0     182,130    0
HUDSON CITY BANCORP INC          COMMON     443683107     7,140    610,750    SH           OTHER      01      0     610,750    0
                                 SBI INT-
SELECT SECTOR SPDR TR            INDS       81369Y704    25,593  1,388,640    SH           OTHER      01      0   1,388,640    0
INVESTORS BANCRP                 COMMON     46146P102    25,146  2,968,812    SH           OTHER      01      0   2,968,812    0
JM SMUCKER CO                    COM NEW    832696405    47,763  1,281,533    SH           OTHER      01      0   1,281,533    0
JPMORGAN CHASE & CO              COMMON     46625H100    20,239    761,430    SH           OTHER      01      0     761,430    0
KRAFT FOODS INC                  CL A       50075N104    38,784  1,739,987    SH           OTHER      01      0   1,739,987    0
LIFE TECHNOLOGIES CORPORATION    COMMON     53217V109    13,114    403,750    SH           OTHER      01      0     403,750    0
LOCKHEED MARTIN CORP             COMMON     539830109    21,471    311,036    SH           OTHER      01      0     311,036    0
MASTEC INC                       COMMON     576323109    11,086    916,995    SH           OTHER      01      0     916,995    0
MOLECULAR INSIGHT PHARM INC      COMMON     60852M104       321     90,200    SH           OTHER      01      0      90,200    0
NIKE INC                          CL B      654106103    27,423    584,827    SH           OTHER      01      0     584,827    0
PEOPLES UNITED FINL INC          COMMON     712704105    12,513    696,342    SH           OTHER      01      0     696,342    0
ROMA FINANCIAL CORP              COMMON     77581P109     8,261    637,904    SH           OTHER      01      0     637,904    0
SCHERING PLOUGH CORP             COMMON     806605101    74,072  3,145,290    SH           OTHER      01      0   3,145,290    0
STERLING FINANCIAL CORP (WASH)   COMMON     859319105     4,689  2,265,219    SH           OTHER      01      0   2,265,219    0
TEXTRON INC                      COMMON     883203101     1,161    202,280    SH           OTHER      01      0     202,280    0
UNITED COMMUNITY BANKS INC       CAP STK    90984P105     4,286  1,030,281    SH           OTHER      01      0   1,030,281    0
UNITEDHEALTH GRP                 COMMON     91324P102    25,687  1,227,258    SH           OTHER      01      0   1,227,258    0
WAL-MART STORES INC              COMMON     931142103    49,399    948,149    SH           OTHER      01      0     948,149    0
                                 PERP PFD
WELLS FARGO & CO                 CONV A     949746804    21,909     45,741    SH           OTHER      01      0      45,741    0
WILMINGTON TRUST CORP            COMMON     971807102     1,195    123,356    SH           OTHER      01      0     123,356    0